Share Capital (Details) - USD ($)								1 Months Ended	3 Months Ended		4 Months Ended	5 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
		Nov. 11, 2025	Nov. 05, 2025	Sep. 16, 2025	Apr. 03, 2025	Dec. 13, 2024	Sep. 24, 2024	Oct. 22, 2025	Apr. 04, 2025	Apr. 30, 2024	Dec. 12, 2025	Dec. 05, 2024	Sep. 29, 2025	Nov. 11, 2025	Dec. 03, 2025	Dec. 31, 2025	Nov. 10, 2025	Jun. 26, 2025	Jun. 12, 2025	Jan. 09, 2025	Jan. 07, 2025	Dec. 31, 2024	Dec. 26, 2024	Dec. 11, 2024	Aug. 31, 2024	Jul. 12, 2024	Jul. 02, 2024	May 31, 2024	Mar. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Share Capital [Line Items]
Reverse share splits		1 to 60	1 to 20	1 to 60	1 to 30
Shares issued	[1]															431,892						416									22
Prior to reverse share splits		6,970,607				1,398,625			194,315			13,408,550	2,549,431	6,970,607	10,168,212											3,465,820	434,783	8,000,000
After share split ordinary shares issued						142,224						2,961,189
Additional ordinary shares issued												8
Top of Range [Member]
Share Capital [Line Items]
Reverse share splits									1 to 60				1 to 60
Ordinary shares issued (in Dollars)									$ 1,200
Shares per share (in Dollars per share)									$ 6.32			$ 0.5													$ 0.81
Bottom of Range [Member]
Share Capital [Line Items]
Reverse share splits									1 to 30				1 to 30
Ordinary shares issued (in Dollars)									$ 392																$ 794
Shares per share (in Dollars per share)									$ 0.65			$ 1.88													$ 0.25
Paid up capital [Member]
Share Capital [Line Items]
Shares issued		46,296					108		413			82	409	46,296	283									1	2	2	1	5	6	1
Prior to reverse share splits		2,777,778												2,777,778
Sichenzia Ross Ference Carmel LLP [Member]
Share Capital [Line Items]
Prior to reverse share splits																													11,191,047
Exchange Listing, LLC [Member]
Share Capital [Line Items]
Prior to reverse share splits										1.73
Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued		839												839	6,952								187
Prior to reverse share splits		1,510,000												1,510,000	12,512,634								6,724,360
Alumni Capital LP [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share splits														1 to 60	1 to 60
Alumni Capital LP [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Reverse share splits														1 to 30	1 to 30
Convertible bridging notes [Member]
Share Capital [Line Items]
Shares issued							5
Codetext Limited [Member]
Share Capital [Line Items]
Shares issued																						30
Outside The Box Capital Inc [Member]
Share Capital [Line Items]
Prior to reverse share splits																						51,839,411
Various Investor [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share split																			1 to 60
Various Investor [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Reverse share split																			1 to 30
Quantgold Data Group Limited [Member]
Share Capital [Line Items]
Percentage of exchange ownership																		20.00%
Carlson Thow [Member]
Share Capital [Line Items]
Shares issued																					2
Prior to reverse share splits																					56,180
Employment Agreements [Member]
Share Capital [Line Items]
Reverse share splits													1 to 60
Shares issued													1,091
Prior to reverse share splits													65,451
Employment Agreements [Member] | Paid up capital [Member]
Share Capital [Line Items]
Shares issued													71
Ordinary Shares [Member]
Share Capital [Line Items]
Reverse share splits		1 to 60						1 to 60
Shares issued								14,735
Prior to reverse share splits							9,099,181	884,090	14,869,873	2,518,984														48,316	3,138,113					2,200,000
Ordinary shares issued (in Dollars)		$ 108												$ 108																$ 1,225
Shares per share (in Dollars per share)		$ 1.8					$ 0.11							$ 1.8																$ 1.25
Issued aggregate shares						1				1
Converted shares (in Dollars)							$ 1,000,000
After share split ordinary shares issued													737,061
Ordinary Shares [Member] | Top of Range [Member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)												$ 490													$ 245
Ordinary Shares [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)												$ 1,843
Ordinary Shares [Member] | Paid up capital [Member]
Share Capital [Line Items]
Shares issued		193							108					193
Ordinary Shares [Member] | Exchange Listing, LLC [Member]
Share Capital [Line Items]
Shares issued										1
Prior to reverse share splits										1,697,447
Ordinary shares issued (in Dollars)										$ 1,696
Ordinary Shares [Member] | Alumni Capital LP [Member]
Share Capital [Line Items]
Reverse share splits														1 to 60	1 to 60
Shares issued		36,150									141,784			36,150	61,933								31
Prior to reverse share splits		2,169,000									14,596,659			2,169,000	3,716,005								55,775,747
Ordinary Shares [Member] | Alumni Capital LP [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share splits											1 to 60
Ordinary Shares [Member] | Alumni Capital LP [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Reverse share splits											1 to 30
Ordinary Shares [Member] | Codetext Limited [Member]
Share Capital [Line Items]
Shares issued																						27
After share split ordinary shares issued																						981,194
Ordinary Shares [Member] | Various Investor [Member]
Share Capital [Line Items]
Shares issued																			846
Prior to reverse share splits																			1,522,288
Ordinary Shares [Member] | Quantgold Data Group Limited [Member]
Share Capital [Line Items]
Shares issued																		6,614
Prior to reverse share splits																		11,904,764
Ordinary Shares [Member] | Quantgold Data Group Limited [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share split																		1 to 60
Ordinary Shares [Member] | Quantgold Data Group Limited [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Reverse share split																		1 to 30
Ordinary Shares [Member] | W capital Markets Pte. Ltd. [Member]
Share Capital [Line Items]
Shares issued																				1
Prior to reverse share splits																				39,370
Ordinary Shares [Member] | CEO Dato Hoo Voon Him [Member]
Share Capital [Line Items]
Shares issued																					134
Prior to reverse share splits																					4,822,810
Ordinary Shares [Member] | Executive Officers [Member]
Share Capital [Line Items]
Shares issued		104,569												104,569
Prior to reverse share splits		6,274,169												6,274,169
Reverse share split		1 to 60												1 to 60
Ordinary Shares [Member] | Oobit token [Member]
Share Capital [Line Items]
Shares issued																	14,667
Prior to reverse share splits																	880,000
Reverse share split																	1 to 60
Ordinary Shares [Member] | Employment Agreements [Member]
Share Capital [Line Items]
Shares issued						4

[1]	Giving retroactive effect to the to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025 and 1 to 60 reverse share split effected on February 27, 2026